UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
WASHINGTON, DC    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment: (  )

Institutional Investment Manager filing this Report:

Name: Sands Capital Management, Inc.
Address: 1100 North Glebe Road
         Suite 1000
         Arlington, VA    22201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frank M. Sands
Title: President
Phone: 703-528-4000
Signature, Place and Date of Signing:

Frank M. Sands, Arlington, VA, August 10, 2000

Report Type:  13F HOLDING REPORT

List of other Managers Report for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total:  $954,458

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

                                                       FORM 13F INFORMATION TABLE
                                                       Value     Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer              Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Abbott Laboratories             COM         002824100    1011     22680   SH    SOLE                             22680
American Power Conversion       COM         029066107   41673   1021075   SH    SOLE                           1021075
Automatic Data Processing       COM         053015103   27570    514743   SH    SOLE                            514743
BP Amoco                    SPONSERED ADR   055622104     352      6232   SH    SOLE                              6232
Bristol-Myers Squibb            COM         110122108     349      6000   SH    SOLE                              6000
Cisco Systems                   COM         17275R102  148877   2342215   SH    SOLE                           2342215
Citigroup                       COM         172967101     723     12010   SH    SOLE                             12010
Coca-Cola Co                    COM         191216100     207      3600   SH    SOLE                              3600
EMC Corp                        COM         268648102   68071    884752   SH    SOLE                            884752
First Data Corp                 COM         319963104   27878    561775   SH    SOLE                            561775
Franklin Electric               COM         353514102     319      5000   SH    SOLE                              5000
General Electric                COM         369604103   41888    269163   SH    SOLE                            269163
Harley-Davidson                 COM         412822108   40389    508835   SH    SOLE                            508835
Home Depot                      COM         437076102   52036    806765   SH    SOLE                            806765
Hewlett-Packard                 COM         428236103   36455    274355   SH    SOLE                            274355
Intel Corp                      COM         458140100  109264    828152   SH    SOLE                            828152
Intl Business Machines          COM         459200101     684      5800   SH    SOLE                              5800
Johnson & Johnson               COM         478160104   18777    267283   SH    SOLE                            267283
Johnson Controls                COM         478366107     221      4100   SH    SOLE                              4100
Leggett & Platt                 COM         524660107   11326    526806   SH    SOLE                            526806
McDonald's Corp                 COM         580135101   15167    405826   SH    SOLE                            405826
Medtronic                       COM         585055106     356      6930   SH    SOLE                              6930
Merck & Company                 COM         589331107   26128    420580   SH    SOLE                            420580
Microsoft                       COM         594918104   86952    818370   SH    SOLE                            818370
Nike Inc                        COM         654106103   11314    285525   SH    SOLE                            285525
Nokia Corp                  SPONSORED ADR   654902204     455      2050   SH    SOLE                              2050
Nortel Networks                 COM         656569100     202      1600   SH    SOLE                              1600
Pfizer                          COM         717081103   25087    686144   SH    SOLE                            686144
T Rowe Price & Assocs           COM         741477103   37097    939175   SH    SOLE                            939175
Schering-Plough                 COM         806605101     322      8700   SH    SOLE                              8700
Charles Schwab & Co             COM         808512105   34558    608287   SH    SOLE                            608287
Staples                         COM         855030102   21103   1055146   SH    SOLE                           1055146
Sun Microsystems                COM         866810104     317      3392   SH    SOLE                              3392
Texas Instruments               COM         882508104     288      1800   SH    SOLE                              1800
Wal-Mart                        COM         931142103   39737    703314   SH    SOLE                            703314
Worldcom                        COM         98157D106   24813    547594   SH    SOLE                            547594